Share Capital and Share Premium (Details Narrative) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Mar. 13, 2024 shares
Disclosure of classes of share capital [line items]
Voting Rights	Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share
Share premium | $	$ 285,742	$ 285,742
Number Of Shares Called By Warrants	16,750,000
Number Of Warrants Outstanding	16,750,000
Globus Maritime Limited 2024 Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Number of shares issued	1,000,000
Number of shares issued			2,000,000
Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	21,582,301	21,582,301
Number of shares issued	0	0
Class B Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	0
Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	10,300
January 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Warrants Exercised	0	0
Number Of Shares Called By Warrants	1,950,000	1,950,000
February 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Warrants Exercised	0	0
Number Of Shares Called By Warrants	4,800,000	4,800,000
June 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Warrants Exercised	0	0
Number Of Shares Called By Warrants	10,000,000	10,000,000